Form N-1A Supplement	Jun. 17, 2025
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF (the “Fund”)

Morgan Stanley ETF Trust

Calvert Research and Management, the index provider for the Fund, updated the index methodology for the Calvert US Large-Cap Diversity Research Index (the “Index”) on June 11, 2025. The updated index methodology will be implemented in connection with the reconstitution of the Index on June 20, 2025. The Fund will continue to use a passive management strategy designed to track, as closely as possible, the performance of the Index. The Fund’s investment objective will remain unchanged and the Fund’s principal investment strategies and principal risks will remain unchanged other than as discussed below.

Accordingly, effective immediately, the Summary Prospectus and Prospectus are hereby amended as follows: